February 29, 2012, as amended August 31, 2012

Summary Prospectus
Calamos Market Neutral Income Fund
NASDAQ Symbol: CVSIX – Class A CAMNX – Class B CVSCX – Class C

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://fundinvestor.calamos.com/FundLit. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated February 29, 2012, as amended August 31, 2012 (and as each may be further amended or supplemented), are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.68%	0.68%	0.68%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Dividend expense on short positions	0.08%	0.08%	0.08%
Total Annual Operating Expenses	1.22%	1.97%	1.97%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	593	700	300	593	200	200
3 Years	844	918	618	844	618	618
5 Years	1,113	1,262	1,062	1,113	1,062	1,062
10 Years	1,882	2,101	2,295	1,882	2,101	2,295

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.5% of the average value of its portfolio.

MNIPRO 02/12

rev 08/31/12

Calamos Market Neutral Income Fund

Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

The Fund may invest without limit in high yield fixed-income securities rated BB/Ba or lower or determined by the Fund’s investment adviser to be of comparable quality (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

•

Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

Calamos Market Neutral Income Fund

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	7.97% (6.30.09)	Worst Quarter:	-6.67% (12.31.08)

Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Calamos Market Neutral Income Fund — Class A	9.4.90
Return Before Taxes		-2.38%	1.38%	3.36%	6.74%
Return After Taxes on Distributions		-2.70%	0.61%	1.79%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares		-1.35%	0.86%	2.00%	4.68%
Calamos Market Neutral Income Fund — Class B	9.11.00
Return Before Taxes		-3.31%	1.23%	3.24%	3.87%
Calamos Market Neutral Income Fund — Class C	2.16.00
Return Before Taxes		0.74%	1.60%	3.08%	3.90%
Barclays Capital U.S. Government/Credit Bond Index		8.74%	6.55%	5.85%	7.18%
Citigroup 30-Day Treasury Bill Index		0.05%	1.22%	1.76%	3.20%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Calamos Market Neutral Income Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black	since August 31, 2012	EVP, Global Co-CIO & CIO Alternative Investments
John P. Calamos Jr.	since Fund’s inception	EVP
Jeff Scudieri	9 years	SVP, Co-Head of Research and Investments
Jon Vacko	9 years	SVP, Co-Head of Research and Investments
John Hillenbrand	9 years	SVP, Senior Strategy Analyst
Steve Klouda	9 years	SVP, Senior Strategy Analyst
Christopher Hartman	4 years	AVP, Senior Strategy Analyst
Joe Wysocki	4 years	AVP, Senior Strategy Analyst

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA

Minimum Additional Investment

Classes A and C: $50

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

Mail:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies

The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

811-05433

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